Cover	Aug. 31, 2023
Cover [Abstract]
Entity Registrant Name	APPLE ISPORTS GROUP, INC.
Entity Central Index Key	0001134982
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Aug. 31, 2023
Entity Ex Transition Period	true
Entity File Number	000-32389
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0126444
Entity Address Address Line 1	552 Lonsdale Street Level 7
Entity Address City Or Town	Melbourne
Entity Address Country	AU
Entity Address Postal Zip Code	3000
City Area Code	61
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	3 8393 1459